Note 2 - Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Restricted Assets Disclosure [Text Block]

NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

The Bank is required to maintain average reserve balances, computed by applying prescribed percentages to its various types of deposits, either at the bank or on deposit with the Federal Reserve Bank. At December 31, 2014 and 2013, the Bank met these requirements. Reserve requirements totaled $4,264,000 and $4,289,000 at December 31, 2014 and 2013, respectively.